Taxation (Details) - Schedule of income tax expense appearing in the consolidated statement of income relate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax expense appearing in the consolidated statement of income relate [Abstract]
Income tax expense for IGI Labuan – current year	$ 66		$ 5
Corporate tax for IGI Casablanca (Representative Office) – current year	6	4	4
Corporate tax for IGI Casablanca (Representative Office) – prior years			4
Income tax credits for North Star Underwriting Limited – current year	(9)
Income tax expense for IGI UK – current year	2,311	700
Income tax credit for IGI UK – prior years	(7)
Income tax expense for I.G.I Underwriting – prior years			43
Addition of deferred tax assets for a subsidiary		984	6
Release of deferred tax liabilities for a subsidiary	(292)
Income tax charge for the year	$ 2,075	$ 1,688	$ 62